Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other financial assets and liabilities
Schedule of other financial assets and liabilities

	Current		Non-Current
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Other financial assets
Restricted cash	—	—	117	38
Derivative financial instruments (note 20)	111	134	20	66
Investments in equity securities (i)	—	—	6	757
Loans - Related parties (note 31) (ii)	—	195	-	923
	111	329	143	1,784
Other financial liabilities
Derivative financial instruments (note 20)	243	328	592	689
Loans - Related parties (note 31) (ii)	—	490	—	895
Other financial liabilities - Related parties (note 31)	393	235	—	—
Financial guarantees provided (notes 15c and 23e)	—	—	542	877
Liabilities related to the concession grant (notes 14b and 17a)	760	209	1,437	2,103
Contract liability	566	644	—	—
	1,962	1,906	2,571	4,564

(i) The Company has an investment of US$6, corresponding to a 3.24% non-controlling interest in Boston Electrometallurgical Company, whose objective is to promote the development of a technology focused on reducing carbon dioxide emissions in steel production.

(ii) The decrease in non-current liabilities refers to the settlement of loans due to the transaction for acquiring Nacala Logistic Corridor (note 16).

Summary of liabilities related to the concession grant

	Liability		Discount rate
	December 31, 2021	December 31, 2020	2021	2020
Concessions grants	586	542	11.04%	11.04%
Midwest Integration Railway ("FICO")	1,206	1,306	5.11%	2.59%
Infrastructure program	342	264	5.22%	3.08%
West-East Integration Railway ("FIOL")	62	200	5.75%	2.67%
Total	2,196	2,312